Equity - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 10, 2018	Apr. 19, 2018	Dec. 31, 2018	Jan. 31, 2019	Oct. 31, 2018
Normal Course Issuer Bid [member] | Share repurchase program April 2018 to April 2019 [member]
Disclosure of classes of share capital [line items]
Common shares repurchase programs				4,500,000	20,000,000
Maximum number of shares approved for repurchase	20,000,000	20,000,000
Repurchased average price per share				$ 69.63	$ 75.07
Repurchases amount				$ 313	$ 1,500
TD Capital Trust III Securities - Series 2008 [member]
Disclosure of classes of share capital [line items]
Redemption of non-controlling interests in subsidiaries			$ 1,000